Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Schedule of components of net deferred tax assets and liabilities

Net deferred tax assets and liabilities consist of the following as of December 31, 2018:

	Deferred Tax Assets	Deferred Tax Liabilities
	Noncurrent	Noncurrent
Allowance for credit losses	$6,698	$—
Goodwill	16,967	—
Accrued expenses	131	—
Depreciable assets	—	5,643
Deferred revenue	2,234	—
Deferred rent	171	—
Bond registration expenses	11	—
Net operating loss	30,834	—
Capital loss carryover	1,418	—
Valuation allowance	(52,821)	—
	$5,643	$5,643

Net deferred tax assets and liabilities consist of the following as of December 31, 2017:

	Deferred Tax Assets	Deferred Tax Liabilities
	Noncurrent	Noncurrent
Allowance for credit losses	$6,811	$—
Goodwill	31,190	—
Accrued expenses	111	—
Depreciable assets	3,772	—
Intangible asset	1,132	—
Stock based compensation	2,441	—
Deferred revenue	2,291	—
Deferred rent	229	—
Bond registration expenses	45	—
Net Operating Loss	22,456	—
Capital Loss Carryover	1,418	—
Valuation allowance	(71,896)	—
	$—	$—

Schedule of provision for income taxes charged to operations

	For the Period	For the Period
	December 13	January 1
	through	through
	December 31,	December 12,	Year Ended December 31,
	2018	2018	2017	2016
	Successor	Predecessor	Predecessor	Predecessor
Current tax expense	$2	$39	$(12)	$1,419
Deferred tax expense	—	—	(9,609)	14,773
	$2	$39	$(9,621)	$16,192

Schedule of reconciliation between income tax expense for financial statement purposes and amount computed by applying statutory federal income tax rate of 35% to pretax income before extraordinary item

	For the Period	For the Period
	December 13	January 1
	through	through
	December 31,	December 12,	Year Ended December 31,
	2018	2018	2017	2016
	Successor	Predecessor	Predecessor	Predecessor
Federal tax expense at statutory rate	$266	$(10,764)	$(66,680)	$5,126
Increase (decrease) in income taxes resulting from:
State income taxes, net of federal tax benefit	(480)	(800)	2,552	1,685
Work opportunity tax credit	—	(8)	(8)	(115)
Sale of Florida and QC	—	—	—	(547)
Goodwill impairment	—	—	5,846	1,488
Transaction costs	—	1,458	—	—
Cancellation of indebtedness income	—	11,217	—	—
Loss on debt extinguishment	—	2,275	—	—
Valuation allowance	(2,018)	(1,414)	23,130	8,450
Impact of federal rate change	—	—	27,549	—
Fair value adjustments PIK	(1,393)	—	—	—
Nondeductible expenses and other items	3,627	(1,925)	(2,010)	105
	$2	$39	$(9,621)	$16,192